COMMITMENTS - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Disclosure of capital expenditures commitments [line items]
Contractual commitments	€ 152	€ 166